UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for Wells Fargo Utilities and High Income Fund.

Date of reporting period: November 30, 2016

ITEM 1.	INVESTMENTS

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 65.31%

Energy : 2.81%

Oil, Gas & Consumable Fuels : 2.81%
Spectra Energy Corporation	75,000	$3,071,250
Swift Energy Company †(i)	1,214	37,209
		3,108,459

Telecommunication Services : 10.42%

Diversified Telecommunication Services : 8.13%
CenturyLink Incorporated	106	2,493
Chunghwa Telecom Company Limited ADR	120,000	4,002,000
Orange SA	200,000	2,915,647
Verizon Communications Incorporated	41,291	2,060,421
		8,980,561

Wireless Telecommunication Services : 2.29%
Shenandoah Telecommunications Company	90,000	2,524,500

Utilities : 52.08%

Electric Utilities : 39.53%
Alliant Energy Corporation	8,000	287,360
American Electric Power Company Incorporated	70,000	4,133,500
Chesapeake Utilities Corporation	300	19,440
Duke Energy Corporation	30,514	2,251,018
Edison International	60,000	4,126,200
Endesa SA	180,000	3,721,026
Enel SpA	1,225,000	4,951,741
Entergy Corporation	1,000	68,730
Eversource Energy	90,000	4,645,800
Exelon Corporation	16,000	520,160
Great Plains Energy Incorporated	100,000	2,639,000
IDACORP Incorporated	25,000	1,903,750
NextEra Energy Incorporated	35,000	3,998,050
PNM Resources Incorporated	75,000	2,370,000
Red Electrica Corporacion SA	240,000	4,273,314
Spark Energy Incorporated Class A	36,700	935,850
Terna SpA	650,000	2,818,988
		43,663,927

Gas Utilities : 3.93%
Enagas SA	175,000	4,312,264
New Jersey Resources Corporation	400	13,780
South Jersey Industries Incorporated	400	13,200
		4,339,244

Multi-Utilities : 5.34%
CenterPoint Energy Incorporated	50,000	1,193,000
Dominion Resources Incorporated	300	21,987
Hera SpA	300,000	621,602
MDU Resources Group Incorporated	500	13,910
Public Service Enterprise Group Incorporated	50,000	2,065,500
Sempra Energy	19,900	1,986,020
		5,902,019

1

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name			Shares	Value
Water Utilities : 3.28%
American Water Works Company Incorporated			50,000	$3,623,500

Total Common Stocks (Cost $58,694,236)				72,142,210

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 31.86%

Consumer Discretionary : 6.47%

Auto Components : 0.53%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$350,000	352,625
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	190,000	204,725
The Goodyear Tire & Rubber Company	7.00	5-15-2022	25,000	26,219
				583,569

Distributors : 0.09%
LKQ Corporation	4.75	5-15-2023	100,000	100,000

Diversified Consumer Services : 0.44%
Service Corporation International	7.50	4-1-2027	351,000	407,160
Service Corporation International	7.63	10-1-2018	25,000	27,750
Service Corporation International	8.00	11-15-2021	40,000	46,800
				481,710

Hotels, Restaurants & Leisure : 1.21%
Brinker International Incorporated 144A	5.00	10-1-2024	75,000	75,000
CCM Merger Incorporated 144A	9.13	5-1-2019	425,000	440,938
Greektown Holdings LLC 144A	8.88	3-15-2019	675,000	706,219
Hilton Worldwide Finance LLC	5.63	10-15-2021	15,000	15,487
Speedway Motorsports Incorporated	5.13	2-1-2023	100,000	100,000
				1,337,644

Household Durables : 0.12%
American Greetings Corporation	7.38	12-1-2021	50,000	51,000
Tempur Sealy International Incorporated	5.50	6-15-2026	75,000	74,625
Tempur Sealy International Incorporated	5.63	10-15-2023	10,000	10,200
				135,825

Leisure Products : 0.06%
Vista Outdoor Incorporated	5.88	10-1-2023	65,000	67,600

Media : 3.06%
Altice US Finance I Corporation 144A	5.38	7-15-2023	200,000	202,250
Altice US Finance I Corporation 144A	5.50	5-15-2026	100,000	98,875
AMC Entertainment Holdings Incorporated 144A	5.88	11-15-2026	75,000	75,563
Cablevision Systems Corporation	8.63	9-15-2017	145,000	150,800
CBS Radio Incorporated 144A	7.25	11-1-2024	5,000	5,253
CCO Holdings LLC	5.13	2-15-2023	50,000	51,375
CCO Holdings LLC 144A	5.13	5-1-2023	135,000	138,375
CCO Holdings LLC	5.25	9-30-2022	90,000	93,375
CCO Holdings LLC 144A	5.38	5-1-2025	335,000	340,444
CCO Holdings LLC 144A	5.50	5-1-2026	5,000	5,050
CCO Holdings LLC 144A	5.75	2-15-2026	275,000	282,563
CCO Holdings LLC 144A	5.88	4-1-2024	125,000	132,344
CCO Holdings LLC	6.63	1-31-2022	50,000	51,938
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	100,000	107,000
CSC Holdings LLC	7.88	2-15-2018	75,000	78,750
CSC Holdings LLC	8.63	2-15-2019	125,000	137,813
EMI Music Publishing 144A	7.63	6-15-2024	50,000	53,500

2

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Gray Television Incorporated 144A	5.13%	10-15-2024	$100,000	$93,500
Gray Television Incorporated 144A	5.88	7-15-2026	300,000	286,407
Lamar Media Corporation	5.88	2-1-2022	75,000	77,250
LIN Television Corporation	6.38	1-15-2021	25,000	25,875
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	100,000	99,500
National CineMedia LLC	5.75	8-15-2026	100,000	102,500
National CineMedia LLC	6.00	4-15-2022	225,000	231,750
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	75,000	74,250
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	150,000	153,000
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	145,000	149,350
Outfront Media Capital Corporation	5.25	2-15-2022	15,000	15,581
Outfront Media Capital Corporation	5.88	3-15-2025	65,000	66,788
				3,381,019

Specialty Retail : 0.89%
Asbury Automotive Group Incorporated	6.00	12-15-2024	200,000	201,500
Century Intermediate Holding Company (PIK at 10.50%) 144A¥	9.75	2-15-2019	15,000	15,263
Group 1 Automotive Incorporated	5.00	6-1-2022	100,000	97,500
Penske Auto Group Incorporated	5.38	12-1-2024	300,000	294,750
Penske Auto Group Incorporated	5.75	10-1-2022	99,000	101,228
Sonic Automotive Incorporated	5.00	5-15-2023	70,000	67,550
Sonic Automotive Incorporated	7.00	7-15-2022	200,000	208,500
				986,291

Textiles, Apparel & Luxury Goods : 0.07%
Wolverine World Wide Company 144A	5.00	9-1-2026	75,000	72,000

Consumer Staples : 0.52%

Beverages : 0.10%
Cott Beverages Incorporated	5.38	7-1-2022	50,000	50,188
Cott Beverages Incorporated	6.75	1-1-2020	60,000	62,100
				112,288

Food Products : 0.40%
B&G Foods Incorporated	4.63	6-1-2021	30,000	30,600
Darling Ingredients Incorporated	5.38	1-15-2022	15,000	15,619
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	85,000	84,788
Pinnacle Foods Incorporated 144A	5.63	5-1-2024	25,000	24,938
Post Holdings Incorporated 144A	5.00	8-15-2026	75,000	71,138
Prestige Brands Incorporated 144A	6.38	3-1-2024	10,000	10,450
Simmons Foods Incorporated 144A	7.88	10-1-2021	175,000	177,188
US Foods Incorporated 144A	5.88	6-15-2024	30,000	30,750
				445,471

Household Products : 0.02%
Central Garden & Pet Company	6.13	11-15-2023	20,000	20,850

Energy : 7.69%

Energy Equipment & Services : 2.48%
Bristow Group Incorporated	6.25	10-15-2022	400,000	312,000
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	40,000	41,250
Era Group Incorporated	7.75	12-15-2022	219,000	190,530
Hilcorp Energy Company 144A	5.00	12-1-2024	150,000	151,500
Hilcorp Energy Company 144A	5.75	10-1-2025	150,000	152,250
Holly Energy Partners LP 144A	6.00	8-1-2024	50,000	52,000
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	175,000	102,813

3

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Hornbeck Offshore Services Incorporated	5.00%	3-1-2021	$325,000	$174,688
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	235,000	143,350
NGPL PipeCo LLC 144A	7.12	12-15-2017	190,000	197,125
NGPL PipeCo LLC 144A	7.77	12-15-2037	725,000	757,625
NGPL PipeCo LLC 144A	9.63	6-1-2019	35,000	36,575
PHI Incorporated	5.25	3-15-2019	455,000	426,563
				2,738,269

Oil, Gas & Consumable Fuels : 5.21%
Continental Resources Incorporated	3.80	6-1-2024	50,000	46,250
Continental Resources Incorporated	5.00	9-15-2022	100,000	99,750
Crestwood Midstream Partners LP	6.25	4-1-2023	150,000	152,250
Denbury Resources Incorporated	4.63	7-15-2023	425,000	327,250
Denbury Resources Incorporated	6.38	8-15-2021	160,000	134,400
El Paso Pipeline Partners Operating LLC	5.00	10-1-2021	125,000	132,965
Enable Midstream Partner LP	2.40	5-15-2019	275,000	270,018
Enable Midstream Partner LP	3.90	5-15-2024	150,000	139,250
Enable Midstream Partner LP	5.00	5-15-2044	25,000	20,199
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	50,000	53,099
EnLink Midstream LLC	4.15	6-1-2025	225,000	212,829
EnLink Midstream LLC	4.40	4-1-2024	250,000	243,305
Exterran Partners LP	6.00	4-1-2021	200,000	191,000
Gulfport Energy Corporation 144A	6.00	10-15-2024	75,000	76,313
Gulfport Energy Corporation	6.63	5-1-2023	200,000	209,000
Kinder Morgan Incorporated	6.50	9-15-2020	45,000	50,246
Kinder Morgan Incorporated (i)	7.42	2-15-2037	90,000	95,942
Kinder Morgan Incorporated	7.80	8-1-2031	100,000	118,350
Murphy Oil Corporation	4.70	12-1-2022	175,000	168,000
Murphy Oil Corporation	6.88	8-15-2024	50,000	52,625
Overseas Shipholding Group Incorporated	8.13	3-30-2018	175,000	182,875
PDC Energy Incorporated 144A	6.13	9-15-2024	50,000	51,250
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	325,000	337,188
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	300,000	304,500
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	130,000	131,950
Rose Rock Midstream LP	5.63	7-15-2022	100,000	96,000
Rose Rock Midstream LP	5.63	11-15-2023	75,000	71,250
Sabine Oil & Gas Corporation (i)(s)	7.25	6-15-2019	50,000	5
Sabine Oil & Gas Corporation (i)(s)	7.50	9-15-2020	260,000	3
Sabine Pass Liquefaction LLC	5.63	2-1-2021	125,000	132,813
Sabine Pass Liquefaction LLC	5.63	4-15-2023	165,000	173,250
Sabine Pass Liquefaction LLC	5.63	3-1-2025	50,000	52,125
Sabine Pass Liquefaction LLC	5.75	5-15-2024	50,000	52,750
Sabine Pass Liquefaction LLC 144A	5.88	6-30-2026	75,000	79,031
Sabine Pass Liquefaction LLC	6.25	3-15-2022	200,000	215,500
SemGroup Corporation	7.50	6-15-2021	275,000	280,500
Southwestern Energy Company	4.10	3-15-2022	75,000	69,000
Southwestern Energy Company	6.70	1-23-2025	125,000	123,750
Swift Energy Company (a)(i)(s)	7.13	6-1-2017	422,000	0
Swift Energy Company (a)(i)(s)	8.88	1-15-2020	75,000	0
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	450,000	445,500
Tesoro Logistics LP %%	5.25	1-15-2025	50,000	50,688
Tesoro Logistics LP	6.13	10-15-2021	25,000	26,156
Tesoro Logistics LP	6.38	5-1-2024	25,000	26,938
Ultra Petroleum Corporation 144A(s)	5.75	12-15-2018	35,000	33,491
Western Gas Partners LP	5.38	6-1-2021	25,000	26,677
				5,756,231

4

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 2.61%

Banks : 0.31%
CIT Group Incorporated 144A	5.50	2-15-2019	$100,000	$105,563
CIT Group Incorporated 144A	6.63%	4-1-2018	231,000	241,684
				347,247

Capital Markets : 0.26%
Jefferies Finance LLC 144A	6.88	4-15-2022	300,000	282,000

Consumer Finance : 1.30%
Ally Financial Incorporated	8.00	12-31-2018	75,000	81,375
Ally Financial Incorporated	8.00	3-15-2020	203,000	225,330
Ford Motor Credit Company LLC	8.00	12-15-2016	25,000	25,048
Navient Corporation	8.00	3-25-2020	175,000	192,063
Navient Corporation	8.45	6-15-2018	125,000	134,688
Springleaf Finance Corporation	6.00	6-1-2020	175,000	171,500
Springleaf Finance Corporation	6.50	9-15-2017	50,000	51,375
Springleaf Finance Corporation	6.90	12-15-2017	243,000	253,328
Springleaf Finance Corporation	7.75	10-1-2021	125,000	125,156
Springleaf Finance Corporation	8.25	12-15-2020	25,000	26,031
Springleaf Finance Corporation	8.25	10-1-2023	150,000	150,000
				1,435,894

Diversified Financial Services : 0.28%
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	125,000	107,813
NewStar Financial Incorporated	7.25	5-1-2020	200,000	198,500
				306,313

Insurance : 0.46%
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	175,000	173,250
Hub International Limited 144A	7.88	10-1-2021	325,000	331,906
				505,156

Health Care : 3.08%

Health Care Equipment & Supplies : 0.70%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	275,000	229,625
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	25,000	25,750
Hologic Incorporated 144A	5.25	7-15-2022	90,000	93,375
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	200,000	211,000
Surgery Center Holdings Company 144A	8.88	4-15-2021	200,000	209,000
				768,750

Health Care Providers & Services : 1.82%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	20,000	19,900
Centene Corporation	6.13	2-15-2024	50,000	50,805
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	35,000	34,125
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	170,000	176,375
HCA Incorporated	5.88	3-15-2022	25,000	26,844
HCA Incorporated	6.50	2-15-2020	325,000	353,844
HealthSouth Corporation	5.75	9-15-2025	75,000	74,891
Mednax Incorporated 144A	5.25	12-1-2023	50,000	50,750
Molina Healthcare Incorporated	5.38	11-15-2022	25,000	25,031
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	100,000	105,125
MPT Operating Partnership LP	5.25	8-1-2026	100,000	93,750
MPT Operating Partnership LP	6.38	2-15-2022	125,000	128,281
MPT Operating Partnership LP	6.38	3-1-2024	10,000	10,250
Select Medical Corporation	6.38	6-1-2021	315,000	302,202
Team Health Incorporated 144A	7.25	12-15-2023	200,000	225,252
Tenet Healthcare Corporation	6.00	10-1-2020	50,000	50,844

5

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corporation 144A%%	7.50%	1-1-2022	$35,000	$36,028
Vizient Incorporated 144A	10.38	3-1-2024	225,000	243,000
				2,007,297

Health Care Technology : 0.47%
Change Healthcare Holdings Incorporated 144A	6.00	2-15-2021	150,000	156,390
Change Healthcare Holdings Incorporated	11.00	12-31-2019	355,000	367,425
				523,815

Pharmaceuticals : 0.09%
Endo Finance LLC 144A	5.38	1-15-2023	50,000	43,625
Endo Finance LLC 144A	5.75	1-15-2022	65,000	58,581
				102,206

Industrials : 1.79%

Airlines : 0.10%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	116,563

Commercial Services & Supplies : 0.72%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	175,000	173,250
Aramark Services Incorporated 144A	5.13	1-15-2024	50,000	51,334
Aramark Services Incorporated	5.13	1-15-2024	10,000	10,267
Covanta Holding Corporation	5.88	3-1-2024	185,000	180,375
Covanta Holding Corporation	6.38	10-1-2022	195,000	193,538
Covanta Holding Corporation	7.25	12-1-2020	110,000	113,163
ServiceMaster Company 144A	5.13	11-15-2024	75,000	75,188
				797,115

Construction & Engineering : 0.20%
AECOM	5.75	10-15-2022	15,000	15,713
AECOM	5.88	10-15-2024	200,000	209,500
				225,213

Professional Services : 0.02%
Ascent Capital Group Incorporated	4.00	7-15-2020	25,000	18,219

Trading Companies & Distributors : 0.75%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	400,000	418,500
H&E Equipment Services Incorporated	7.00	9-1-2022	350,000	368,375
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	37,975
				824,850

Information Technology : 2.89%

Communications Equipment : 0.09%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	100,000	104,125

Electronic Equipment, Instruments & Components : 0.74%
Jabil Circuit Incorporated	8.25	3-15-2018	620,000	666,407
Zebra Technologies Corporation	7.25	10-15-2022	135,000	145,981
				812,388

Internet Software & Services : 0.14%
Infor Software Parent LLC	6.50	5-15-2022	50,000	51,500
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	75,000	75,188

6

Wells Fargo Utilities and High Income Fund	Portfolio of investments —- November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Internet Software & Services (continued)
Zayo Group LLC	6.38%	5-15-2025	$25,000	$26,063
				152,751

IT Services : 0.34%
First Data Corporation 144A	5.00	1-15-2024	40,000	40,350
First Data Corporation 144A	5.75	1-15-2024	95,000	96,188
First Data Corporation 144A	6.75	11-1-2020	152,000	157,700
First Data Corporation 144A	7.00	12-1-2023	75,000	78,516
				372,754

Semiconductors & Semiconductor Equipment : 0.32%
Micron Technology Incorporated 144A	5.25	8-1-2023	25,000	24,688
Micron Technology Incorporated 144A	5.25	1-15-2024	75,000	73,321
Micron Technology Incorporated	5.50	2-1-2025	110,000	108,075
Micron Technology Incorporated 144A	5.63	1-15-2026	85,000	82,875
Micron Technology Incorporated	5.88	2-15-2022	65,000	67,275
				356,234

Software : 0.16%
Activision Blizzard Incorporated 144A	6.13	9-15-2023	10,000	10,925
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	150,000	136,875
SS&C Technologies Incorporated	5.88	7-15-2023	25,000	25,500
				173,300

Technology Hardware, Storage & Peripherals : 1.10%
Diamond 1 Finance Corporation/Diamond 2 Finance Corporation 144A	5.88	6-15-2021	225,000	237,120
Diamond 1 Finance Corporation/Diamond 2 Finance Corporation 144A	7.13	6-15-2024	425,000	464,012
NCR Corporation	5.88	12-15-2021	15,000	15,656
NCR Corporation	6.38	12-15-2023	475,000	499,938
				1,216,726

Materials : 0.72%

Chemicals : 0.04%
Celanese U.S. Holdings LLC	5.88	6-15-2021	20,000	22,286
Valvoline Incorporated 144A	5.50	7-15-2024	25,000	25,813
				48,099

Containers & Packaging : 0.66%
Ball Corporation	5.25	7-1-2025	15,000	15,609
Berry Plastics Corporation	5.13	7-15-2023	50,000	50,438
Berry Plastics Corporation	6.00	10-15-2022	65,000	68,331
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	5,000	5,663
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	50,000	51,063
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	50,000	52,250
Owens-Illinois Incorporated 144A	5.38	1-15-2025	50,000	50,188
Owens-Illinois Incorporated 144A	6.38	8-15-2025	250,000	264,063
Owens-Illinois Incorporated	7.80	5-15-2018	60,000	64,200
Sealed Air Corporation 144A	5.13	12-1-2024	75,000	76,125
Silgan Holdings Incorporated	5.00	4-1-2020	25,000	25,438
				723,368

Metals & Mining : 0.02%
Kaiser Aluminum Corporation	5.88	5-15-2024	25,000	25,813

7

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Real Estate : 2.26%

Equity REITs : 1.94%
Crown Castle International Corporation	4.88%	4-15-2022	$35,000	$37,724
Crown Castle International Corporation	5.25	1-15-2023	70,000	76,094
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	225,000	236,813
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	340,000	354,875
Equinix Incorporated	5.75	1-1-2025	50,000	51,563
Equinix Incorporated	5.88	1-15-2026	100,000	103,751
ESH Hospitality Incorporated 144A	5.25	5-1-2025	275,000	266,063
Iron Mountain Incorporated 144A	4.38	6-1-2021	125,000	127,813
Iron Mountain Incorporated 144A	5.38	6-1-2026	100,000	98,250
Iron Mountain Incorporated 144A	6.00	10-1-2020	20,000	21,050
Iron Mountain Incorporated	6.00	8-15-2023	267,000	283,020
Sabra Health Care Incorporated	5.38	6-1-2023	75,000	74,625
Sabra Health Care Incorporated	5.50	2-1-2021	105,000	107,756
The Geo Group Incorporated	5.13	4-1-2023	45,000	42,525
The Geo Group Incorporated	5.88	1-15-2022	135,000	134,663
The Geo Group Incorporated	5.88	10-15-2024	100,000	96,500
The Geo Group Incorporated	6.00	4-15-2026	25,000	24,000
				2,137,085

Real Estate Management & Development : 0.32%
Onex Corporation 144A	7.75	1-15-2021	350,000	355,250

Telecommunication Services : 2.69%

Diversified Telecommunication Services : 0.87%
Citizens Communications Company	7.88	1-15-2027	25,000	20,594
Frontier Communications Corporation	8.13	10-1-2018	60,000	63,979
GCI Incorporated	6.75	6-1-2021	125,000	128,281
GCI Incorporated	6.88	4-15-2025	75,000	74,813
Level 3 Financing Incorporated	5.13	5-1-2023	75,000	74,906
Level 3 Financing Incorporated 144A	5.25	3-15-2026	50,000	49,125
Level 3 Financing Incorporated	5.38	8-15-2022	125,000	127,188
Level 3 Financing Incorporated	5.38	1-15-2024	50,000	50,250
Level 3 Financing Incorporated	5.38	5-1-2025	75,000	74,625
Level 3 Financing Incorporated	5.63	2-1-2023	65,000	65,975
Level 3 Financing Incorporated	6.13	1-15-2021	80,000	82,800
SBA Communications Corporation	4.88	7-15-2022	100,000	100,083
SBA Communications Corporation 144A	4.88	9-1-2024	50,000	48,375
				960,994

Wireless Telecommunication Services : 1.82%
MetroPCS Wireless Incorporated	6.63	11-15-2020	240,000	245,400
Sprint Capital Corporation	6.88	11-15-2028	525,000	504,998
Sprint Capital Corporation	8.75	3-15-2032	100,000	105,000
Sprint Communications Incorporated 144A	9.00	11-15-2018	25,000	27,438
Syniverse Holdings Incorporated	9.13	1-15-2019	350,000	252,875
T-Mobile USA Incorporated	6.00	3-1-2023	25,000	26,188
T-Mobile USA Incorporated	6.13	1-15-2022	25,000	26,180
T-Mobile USA Incorporated	6.25	4-1-2021	30,000	31,275
T-Mobile USA Incorporated	6.38	3-1-2025	145,000	154,969
T-Mobile USA Incorporated	6.46	4-28-2019	10,000	10,163
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,342
T-Mobile USA Incorporated	6.50	1-15-2026	25,000	27,000
T-Mobile USA Incorporated	6.54	4-28-2020	10,000	10,322
T-Mobile USA Incorporated	6.63	4-1-2023	35,000	37,089
T-Mobile USA Incorporated	6.63	4-28-2021	75,000	78,281
T-Mobile USA Incorporated	6.73	4-28-2022	375,000	391,819
T-Mobile USA Incorporated	6.84	4-28-2023	75,000	79,594
				2,013,933

8

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 1.14%

Electric Utilities : 0.20%
Otter Tail Corporation (i)	9.00%	12-15-2016	$215,000	$215,384

Independent Power & Renewable Electricity Producers : 0.94%
Calpine Corporation 144A	5.88	1-15-2024	20,000	20,925
Calpine Corporation 144A	6.00	1-15-2022	40,000	41,750
Calpine Corporation 144A	7.88	1-15-2023	31,000	32,395
NSG Holdings LLC 144A	7.75	12-15-2025	330,992	354,989
TerraForm Power Operating LLC 144A	6.38	2-1-2023	425,000	434,690
TerraForm Power Operating LLC 144A	6.63	6-15-2025	150,000	155,625

				1,040,374

Total Corporate Bonds and Notes (Cost $34,435,262)				35,187,983

Loans : 1.08%

Consumer Discretionary : 0.03%

Hotels, Restaurants & Leisure : 0.03%
CCM Merger Incorporated ±	4.00	8-8-2021	36,856	37,025

Energy : 0.09%

Energy Equipment & Services : 0.04%
Hummel Station LLC ±	7.00	10-27-2022	42,991	41,056

Oil, Gas & Consumable Fuels : 0.05%
Chesapeake Energy Corporation ±	8.50	8-23-2021	50,000	53,407

Financials : 0.05%

Capital Markets : 0.05%
American Beacon Advisors Incorporated ±(i)	9.75	3-3-2023	50,000	48,500

Health Care : 0.02%

Health Care Providers & Services : 0.02%
Press Ganey Holdings Incorporated ±	8.25	10-21-2024	25,000	25,313

Industrials : 0.11%

Commercial Services & Supplies : 0.11%
Advantage Sales & Marketing LLC ±	7.50	7-25-2022	91,664	86,164
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	29,625	29,126
WASH Multifamily Laundry Systems LLC ±	8.00	5-12-2023	1,490	1,464
WASH Multifamily Laundry Systems LLC ±(i)	8.00	5-14-2023	8,510	8,361

				125,115

Information Technology : 0.39%

Internet Software & Services : 0.36%
Ancestry.com Incorporated ±	5.25	10-19-2023	225,000	225,376
Ancestry.com Incorporated ±	9.25	10-11-2024	175,000	176,458

				401,834

Technology Hardware, Storage & Peripherals : 0.03%
Peak 10 Incorporated ±(i)	8.25	6-17-2022	30,000	28,275

9

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 0.39%

Electric Utilities : 0.39%
Texas Competitive Electric Holdings Company LLC ±(s)	4.66%	10-10-2017	$1,471,940	$427,231

Total Loans (Cost $2,185,098)				1,187,756

	Dividend yield		Shares
Preferred Stocks : 15.15%

Utilities : 15.15%

Electric Utilities : 13.30%
Alabama Power Company	6.45		70,916	1,826,087
Alabama Power Company	6.50		110,815	2,957,652
Entergy Louisiana LLC	4.88		30,000	639,000
Georgia Power Company	6.50		44,043	4,524,978
Gulf Power Company	6.45		30,000	3,082,806
NextEra Energy Capital	5.25		18,826	414,737
The Connecticut Light & Power Company	5.28		12,000	610,876
The Connecticut Light & Power Company	6.56		12,000	631,500

				14,687,636

Multi-Utilities : 1.85%
Dominion Resources Incorporated	5.25		50,000	1,068,000
DTE Energy Company %%	6.00		40,000	982,800

				2,050,800

Total Preferred Stocks (Cost $17,028,377)				16,738,436

		Expiration date
Warrants : 0.00%

Utilities : 0.00%

Gas Utilities : 0.00%
Kinder Morgan Incorporated †		5-25-2017	16,000	104

Total Warrants (Cost $30,480)				104

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 2.72%

Energy : 0.82%

Energy Equipment & Services : 0.16%
Ensco plc	5.75	10-1-2044	$275,000	180,125

Oil, Gas & Consumable Fuels : 0.66%
Baytex Energy Corporation 144A	5.13	6-1-2021	175,000	150,938
Baytex Energy Corporation 144A	5.63	6-1-2024	100,000	83,750
Griffin Coal Mining Company Limited 144A(a)(i)(s)	9.50	12-1-2016	93,118	372
Teekay Corporation	8.50	1-15-2020	535,000	490,863

				725,923

Financials : 0.03%

Banks : 0.03%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	30,000	31,200

10

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 0.75%

Pharmaceuticals : 0.75%
Mallinckrodt plc 144A	5.50%	4-15-2025	$50,000	$42,500
Mallinckrodt plc 144A	5.63	10-15-2023	20,000	18,100
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	50,000	38,500
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	180,000	133,088
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	550,000	407,000
Valeant Pharmaceuticals International Incorporated 144A	6.38	10-15-2020	100,000	84,500
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2021	25,000	20,875
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	94,000	79,430

				823,993

Industrials : 0.32%

Building Products : 0.01%
Allegion plc	5.88	9-15-2023	15,000	15,919

Commercial Services & Supplies : 0.29%
GFL Environmental Incorporated 144A	7.88	4-1-2020	250,000	261,875
GFL Environmental Incorporated 144A	9.88	2-1-2021	50,000	54,250

				316,125

Machinery : 0.02%
Sensata Technologies BV 144A	5.00	10-1-2025	20,000	19,700

Materials : 0.07%

Containers & Packaging : 0.05%
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	50,000	52,250

Metals & Mining : 0.02%
Novelis Corporation 144A	6.25	8-15-2024	25,000	25,875

Telecommunication Services : 0.73%

Diversified Telecommunication Services : 0.69%
Intelsat Jackson Holdings SA	5.50	8-1-2023	545,000	355,613
Intelsat Jackson Holdings SA	7.25	4-1-2019	200,000	157,000
Intelsat Luxembourg SA	7.75	6-1-2021	125,000	43,281
Intelsat Luxembourg SA	8.13	6-1-2023	500,000	171,250
Virgin Media Finance plc 144A	5.38	4-15-2021	9,000	9,281
Virgin Media Finance plc 144A	6.38	4-15-2023	25,000	25,547

				761,972

Wireless Telecommunication Services : 0.04%
Telesat Canada Incorporated 144A	6.00	5-15-2017	50,000	50,063

Total Yankee Corporate Bonds and Notes (Cost $3,823,299)				3,003,145

Short-Term Investments : 4.71%

	Yield		Shares
Investment Companies : 4.71%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.31		5,204,367	5,204,367

Total Short-Term Investments (Cost $5,204,367)				5,204,367

11

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Utilities and High Income Fund

		Value
Total investments in securities (Cost $121,401,119)*	120.83%	133,464,001
Other assets and liabilities, net	(20.83)	(23,006,980)

Total net assets	100.00%	$110,457,021

†	Non-income-earning security
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $121,887,679 and unrealized gains (losses) consists of:

Gross unrealized gains	$20,230,428
Gross unrealized losses	(8,654,106)

Net unrealized gains	$11,576,322

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
SBA	Small Business Authority
REIT	Real estate investment trust

12

Wells Fargo Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Energy	$3,108,459	$0	$0	$3,108,459
Telecommunication services	11,505,061	0	0	11,505,061
Utilities	57,528,690	0	0	57,528,690
Corporate bonds and notes	0	35,187,983	0	35,187,983
Loans	0	1,046,717	141,039	1,187,756
Preferred stocks
Utilities	13,669,973	3,068,463	0	16,738,436
Warrants
Utilities	0	104	0	104
Yankee corporate bonds and notes	0	3,002,773	372	3,003,145
Short-term investments
Investment companies	5,204,367	0	0	5,204,367

Total assets	$91,016,550	$42,306,040	$141,411	$133,464,001

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Fund had no material transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Utilities and High Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Utilities and High Income Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Utilities and High Income Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	January 25, 2017

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	January 25, 2017